Short-Term Debt - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended									1 Months Ended					6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended		6 Months Ended										1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Oct. 01, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Jan. 01, 2012 USD ($)	Jan. 01, 2012 EUR (€)	Aug. 08, 2011 USD ($)	Dec. 31, 2011 LIBOR [Member] Interest Rate Option One [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Three [Member]	May 06, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	May 06, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2010 IFN Finance [Member]	Oct. 01, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Mar. 31, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2010 Wells Fargo ABL [Member]	Apr. 22, 2012 Wells Fargo ABL [Member] USD ($)	Nov. 22, 2011 Wells Fargo ABL [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Aug. 08, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Feb. 24, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Feb. 24, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] USD ($)	Dec. 31, 2011 Ares Capital [Member] USD ($)	Sep. 21, 2011 Ares Capital [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Ares Capital [Member] LIBOR [Member]	Dec. 31, 2011 Ares Capital [Member] LIBOR [Member]	Jun. 30, 2012 Ares Capital [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Ares Capital [Member] Federal Fund Rate [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility				$ 14,400,000	€ 75,000.0													$ 1,900,000	€ 1,500,000	$ 1.9	€ 1.5			$ 50,000,000		$ 50,000,000				$ 15,000,000	$ 50,000,000																			$ 15,000,000					$ 25,000,000
Interest rate on the facility per annum on this facility				6.35%	6.35%	7.50%												6.70%	6.70%	6.70%	6.70%	7.15%				4.46%	4.10%	3.90%
Line Of Credit Facility Reduction In Borrowing Capacity							65,000	50,000
Credit facility maturity date				Feb. 29, 2012	Feb. 29, 2012																					Nov. 22, 2013	Nov. 22, 2013
Accounts receivable, net			16,415,297	29,008,313		15,722,762													469,000	682,000							18,800,000
Line of credit facility, maximum borrowing percentage of accounts receivable																		75.00%	75.00%	75.00%	75.00%			85.00%		85.00%				85.00%
Fee paid for amemdment									125,000								5,000										5,000		15,000,000																					10,000,000					25,000,000		375,000
Increased amount of authorized advances or payments	1,800,000	1,400,000	1,500,000										250,000	750,000	500,000	860,000							1,800,000	1,500,000	1,400,000																					750,000	500,000				860,000	750,000
Line Of Credit Facility Maximum Borrowing Capacity Before Amendment																															25,000,000
Interest rate added to base rate depending on credit availability										3.00%	3.50%	4.00%																					0.75%		1.25%		1.75%	1.00%	1.00%	2.00%	3.00%	3.50%	4.00%	0.50%	0.50%														1.00%	100.00%	10.00%	1000.00%	1.50%	150.00%	1.50%	150.00%	0.50%	50.00%
Stanby letters of credit				50,000,000																																																						25,000,000
Inventories, net			39,942,152	44,887,539		23,046,912																					2,400,000
Cash																											5,800,000
Unused line fee percentage																																																0.375%	0.375%				1.00%	1.00%
Termination fee																																																250,000	250,000				500,000	500,000
Restricted cash			5,000,000	5,000,000
Minimum excess borrowing availability																								5,000,000		5,000,000	5,000,000
Borrowing availability bench mark to comply with EDITDA requirements																								2,000,000		2,000,000	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity				14,400,000
Interest rate added to base rate depending on credit availability																																0.75%		1.25%		1.75%																				9.00%	9.00%
Annual administrative fee																																																								$ 50,000	$ 50,000
Quarterly fronting fee																																																								0.75%	0.75%
Quarterly letter of credit fee																																																								10.00%	10.00%